SUPPLEMENT TO
CALVERT VARIABLE SERIES, INC. (“CVS”)
Calvert VP SRI Mid Cap Growth Portfolio
Calvert VP SRI Balanced Portfolio
CALVERT VARIABLE PRODUCTS, INC. (“CVP”)
Calvert VP SRI Large Cap Value Portfolio
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Nasdaq 100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP Inflation Protected Plus Portfolio
Calvert VP Natural Resources Portfolio
Statement of Additional Information dated April 30, 2014
Date of Supplement: December 12, 2014
Change in Portfolio Managers for Calvert VP SRI Large Cap Value Portfolio
James R. McGlynn no longer serves as a portfolio manager for Calvert VP SRI Large Cap Value Portfolio (the “Fund”).
Rachel Volynsky, CFA, and Natalie A. Trunow have been added to the portfolio management team for the Fund.
The statement of additional information is therefore revised as follows:
Delete all references to James R. McGlynn from the section “Portfolio Manager Disclosure.”
Add the following portfolio manager charts under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – SAI Large Cap Value” on page 33 before the portfolio manager chart for Yvonne M. Bishop:
Calvert:
Rachel Volynsky, CFA

Accounts Managed (not including SRI Large Cap Value) as of November 30, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	1
Total Assets in Other Accounts Managed	$0	$0	$150,336,665
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Natalie A. Trunow

Accounts Managed (not including SRI Large Cap Value) as of November 30, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	5	5
Total Assets in Other Accounts Managed	$2,595,243,183	$207,873,584	$45,120,856
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – SRI Large Cap Value” on page 36, and under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – SRI Large Cap Portfolio” on page 39, add Rachel Volynsky and Natalie A. Trunow to each heading listing the portfolio managers.
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Portfolios” on page 42, delete the information provided for Calvert VP SRI Large Cap Value Portfolio and replace it with the following (column headings are included here for ease of reference):

Portfolio	Firm	Name of Portfolio Manager	Fund Ownership
VP SRI Large Cap Value	Calvert	Rachel Volynsky, CFA	None (as of 11/30/14)
		Natalie A. Trunow	None (as of 11/30/14)
		Yvonne M. Bishop, CFA	None